Goodwill and Intangible Assets (Goodwill Rollforward) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Goodwill [Roll Forward]
December 31, 2012	$ 6,511
Acquisition of Chesapeake (Note 4)	675
December 31, 2013	$ 7,186